SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	May 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,500,001		$ 1,598,287
2023	525,640		958,942
2024	509,667		528,755
2025	354,528		455,771
2026	211,383		256,978
Year six		$ 229,215
Thereafter			467,008
Total lease payments	3,474,400		4,265,740
Less: imputed interest	(275,941)		(368,187)
Total lease obligations	3,198,459		$ 3,897,553	$ 4,770,280
Thereafter	373,181
Total lease obligations	$ 3,198,459